SEGMENT INFORMATION - Revenue by geographic area (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 37,653	$ 13,494	$ 93,194	$ 65,796
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,792	13,262	91,432	64,156
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,861	$ 232	$ 1,762	$ 1,640